MARKETABLE SECURITIES (Tables)	6 Months Ended
Jun. 30, 2023
Marketable Securities [Abstract]
Schedule of Equity Securities Reconciliation	Our marketable securities consist of equity securities in Eneti Inc., a company engaged in marine based renewable energy and listed on the New York Stock Exchange (NYSE: NETI) (“Eneti”).

(in thousands of $)
Balance as of December 31, 2022	2,187
Unrealized gain, net	448
Balance as of June 30, 2023	2,635